Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2024
Bonds And Securities
Schedule of bonds and securities

Category	Index	12.31.2024	12.31.2023
Units in Funds (a)	CDI	418,465	410,012
Bank Deposit Certificates – CDB	96% to 101% of CDI	94,707	85,483
Committed Operation	98% of CDI	16,536	—
		529,708	495,495
	Current	623	4,763
	Noncurrent	529,085	490,732
Interbank Deposit Certificate – CDI
(a) Most of these are reserve accounts intended to fulfill loan, financing and debentures contracts with BNDES.